Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net loss before income taxes (from continuing operations)	$ (144,052)	$ (160,329)
Expected tax recovery	27.00%	27.00%
Expected tax recovery at 27.00% (2022 – 27.00% )	$ (38,894)	$ (43,289)
Non-deductible expenses (non-taxable income)	(993)	12,712
Expiry of losses and ITC	96	1,515
Investment tax credits earned	(4,009)	(3,782)
Foreign tax rate and tax rate differences	4,165	4,636
Change in unrecognized deductible temporary differences	39,674	28,247
Other	119	3
Total income tax expense from continuing operations	$ 158	$ 42	[1]

[1]	Comparative information has been restated due to a discontinued operation (note 7).